United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/21

Date of Reporting Period: Six months ended 12/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2020

Bank Loan Core Fund
(formerly, Federated Bank Loan Core Fund)

A Portfolio of Federated Hermes Core Trust
(formerly, Federated Core Trust)

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2020, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	18.4%
Health Care	14.5%
Media Entertainment	6.2%
Insurance - P&C	5.0%
Other[2]	42.9%
Other Security Types[3]	5.1%
Cash Equivalents[4]	12.2%
Other Assets and Liabilities - Net[5]	(4.3)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index
(CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—75.3%
		Aerospace/Defense—0.4%
$ 2,605,781		TransDigm, Inc., Term Loan - 1st Lien, Series E, 2.396% (1-month USLIBOR +2.250%), 5/30/2025	$2,560,049
3,703,206		TransDigm, Inc., Term Loan - 1st Lien, Series F, 2.396% (1-month USLIBOR +2.250%), 12/9/2025	3,638,215
		TOTAL	6,198,264
		Automotive—1.8%
1,333,360		American Axle & Manufacturing, Inc., Term Loan - 1st Lien, 3.000% (1-month USLIBOR +2.250%), 4/6/2024	1,315,980
1,550,556		Dana, Inc., Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 2/27/2026	1,547,067
4,856,074		Dexko Global, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 7/24/2024	4,868,214
4,912,819		Dragon Merger Sub LLC, Term Loan - 2nd Lien, 9.250% (3-month USLIBOR +8.250%), 7/24/2025	4,894,396
8,403,817		Panther BF Aggregator 2 LP, Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 4/30/2026	8,391,547
7,154,512		TI Group Auto Systems LLC, Term Loan - 1st Lien, 4.003% (3-month USLIBOR +3.750%), 12/16/2024	7,181,342
		TOTAL	28,198,546
		Building Materials—1.7%
1,481,250		Abc Supply Co., Inc., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 1/15/2027	1,469,474
8,858,807		CD&R Waterworks Merger Subsidiary LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +2.750%), 8/1/2024	8,845,918
1,750,000		Cp Atlas Buyer, Inc., Term Loan - 1st Lien, 5.250% (3-month USLIBOR +4.500%), 11/23/2027	1,755,906
5,250,000		Cp Atlas Buyer, Inc., Term Loan - 1st Lien, Series B1, 5.250% (3-month USLIBOR +4.500%), 11/23/2027	5,267,719
6,331,205		NCI Building Systems, Inc., Term Loan - 1st Lien, 3.903% (1-month USLIBOR +3.750%), 4/12/2025	6,333,199
4,000,000		White Cap Buyer LLC, Term Loan - 1st Lien, 4.500% (6-month USLIBOR +4.000%), 10/19/2027	4,004,160
		TOTAL	27,676,376
		Cable Satellite—3.0%
3,869,747		Altice Financing SA, Term Loan - 1st Lien, 2.908% (1-month USLIBOR +2.750%), 7/15/2025	3,798,215
3,910,151		Altice US Finance I Corp., Term Loan - 1st Lien, 2.408% (1-month USLIBOR +2.250%), 1/15/2026	3,861,275
1,868,888		Charter Communications Operating LLC, Term Loan - 1st Lien, Series B2, 1.900% (1-month USLIBOR +1.750%), 2/1/2027	1,861,300
1,899,844		CSC Holdings LLC, Term Loan - 1st Lien, Series B1, 2.408% (1-month USLIBOR +2.250%), 7/17/2025	1,876,096
1,966,391		CSC Holdings LLC, Term Loan - 1st Lien, Series B5, 2.658% (1-month USLIBOR +2.500%), 4/15/2027	1,954,101
2,420,407		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B3, 8.000% (PRIME +4.750%), 11/27/2023	2,461,034
1,000,000		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B4, 8.750% (PRIME +5.500%), 1/2/2024	1,018,125
514,307		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series DIP, 6.500% (3-month USLIBOR +5.500%), 7/13/2021	526,137
6,864,502		SFR Group SA, Term Loan - 1st Lien, Series B12, 3.846% (1-month USLIBOR +3.687%), 1/31/2026	6,817,308
12,275,000		Telenet Financing USD LLC, Term Loan - 1st Lien, 2.158% (1-month USLIBOR +2.000%), 4/30/2028	12,138,870
5,500,000		Virgin Media Bristol LLC, Term Loan - 1st Lien, Series N, 2.658% (1-month USLIBOR +2.500%), 1/31/2028	5,457,760
6,000,000		Ziggo BV, Term Loan - 1st Lien, Series I, 2.658% (1-month USLIBOR +2.500%), 4/30/2028	5,973,750
		TOTAL	47,743,971
		Chemicals—2.7%
7,199,796		Alpha 3 BV, Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.000%), 1/31/2024	7,186,873
1,368,560		Axalta Coating Systems US Holdings, Inc., Term Loan - 1st Lien, Series B3, 2.003% (3-month USLIBOR +1.750%), 6/1/2024	1,360,691
3,920,375		Element Solutions, Inc., Term Loan - 1st Lien, Series B1, 2.146% (1-month USLIBOR +2.000%), 1/31/2026	3,889,992
1,366,007		H.B Fuller Co., Term Loan - 1st Lien, 2.151% (1-month USLIBOR +2.000%), 10/20/2024	1,359,607
3,990,000		Illuminate Buyer, LLC, Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 6/30/2027	3,997,481
3,910,139		Messer Industries USA, Inc., Term Loan - 1st Lien, 2.753% (3-month USLIBOR +2.500%), 3/1/2026	3,887,186
4,783,220		Nouryon USA LLC, Term Loan - 1st Lien, 3.153% (1-month USLIBOR +3.000%), 10/1/2025	4,744,357
5,359,195		Polar US Borrower LLC, Term Loan - 1st Lien, 4.899% (1-month USLIBOR +4.750%), 10/15/2025	5,285,505
52,122		Polar US Borrower LLC, Term Loan - 1st Lien, 5.004% (1-month USLIBOR +4.750%), 10/15/2025	52,392
7,000,000		Potters Borrower Lp, Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/14/2027	7,017,500
1,627,581		PQ Corp., Term Loan - 1st Lien, 2.464% (3-month USLIBOR +2.250%), 2/7/2027	1,619,443
3,090,941		PQ Corp., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 2/7/2027	3,108,652
		TOTAL	43,509,679
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Consumer Cyclical Services—1.2%
$ 12,914,836		Allied Universal Holdco LLC, Term Loan, 4.396% (1-month USLIBOR +4.250%), 7/10/2026	$12,879,256
4,544,581		Bellring Brands, Inc., Term Loan - 1st Lien, 6.000% (1-month USLIBOR +5.000%), 10/21/2024	4,574,121
2,496,523		Garda World Security Corp., Term Loan - 1st Lien, 4.990% (1-month USLIBOR +4.750%), 10/30/2026	2,503,388
		TOTAL	19,956,765
		Consumer Products—2.9%
4,940,568		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 6/11/2026	4,917,421
4,000,000		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.250%), 6/11/2026	3,995,020
4,000,000		Cnt Holdings I Corp., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.750%), 11/8/2027	4,010,320
1,500,000		Cnt Holdings I Corp., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/16/2028	1,530,000
2,481,250		Curie Merger Sub LLC, Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 11/4/2026	2,487,453
10,298,330		Diamond BC BV, Term Loan - 1st Lien, 3.214% (3-month USLIBOR +3.000%), 9/6/2024	10,173,926
997,500		Diamond BC BV, Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 9/6/2024	998,747
4,000,000		Energizer Holdings, Inc., Term Loan - 1st Lien, 2.750% (3-month USLIBOR +2.250%), 12/22/2027	4,007,520
634,003		New Constellis Borrower LLC, Term Loan - 2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	457,541
1,000,000		Ozark Holdings LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 12/16/2027	1,004,375
5,000,000		Tosca Services, LLC, Term Loan - 1st Lien, 5.250% (1-month USLIBOR +4.250%), 7/28/2027	5,035,425
1,000,000		Weber-Stephen Products LLC, Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.250%), 10/30/2027	1,002,625
3,850,000		Welbilt, Inc., Term Loan - 1st Lien, 2.645% (1-month USLIBOR +2.500%), 10/23/2025	3,662,313
2,500,000		Woof Holdings LLC, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/21/2027	2,501,050
500,000		Woof Holdings LLC, Term Loan - 2nd Lien, 8.000% (12-month USLIBOR +7.250%), 12/11/2028	503,438
		TOTAL	46,287,174
		Diversified Manufacturing—1.6%
4,716,241		Aldevron, LLC., Term Loan - 1st Lien, 5.250% (1-month USLIBOR +4.250%), 10/12/2026	4,739,822
8,670,011		Dynacast International LLC, Term Loan - 1st Lien, Series B2, 4.250% (3-month USLIBOR +3.250%), 1/28/2022	8,260,006
2,000,000		Dynacast International LLC, Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 1/30/2023	1,695,000
992,500		Gardner Denver, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 3/1/2027	980,714
995,000		Gardner Denver, Inc., Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 3/1/2027	1,000,970
2,000,666		Gardner Denver, Inc., Term Loan - 1st Lien, Series B2, 1.896% (1-month USLIBOR +1.750%), 3/1/2027	1,976,909
4,399,719		Gates Global LLC, Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 4/1/2024	4,394,220
2,828,072		Titan Acquisition Ltd., Term Loan - 1st Lien, 3.266% (6-month USLIBOR +3.000%), 3/28/2025	2,765,571
		TOTAL	25,813,212
		Financial Institutions—1.6%
4,447,650		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B3, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	4,486,567
13,249,824		Sedgwick, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 12/31/2025	13,064,923
3,940,000		Sedgwick, Inc., Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 9/3/2026	3,936,808
3,836,476		WEX, Inc., Term Loan - 1st Lien, Series B3, 2.396% (1-month USLIBOR +2.250%), 5/15/2026	3,819,979
		TOTAL	25,308,277
		Food & Beverage—0.4%
1,985,000		Aramark Services, Inc., Term Loan, Series B4, 1.895% (1-month USLIBOR +1.750%), 1/15/2027	1,965,468
911,692		Reynolds Consumer Products, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 2/4/2027	907,448
3,714,950		U.S. Foodservice, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 6/27/2023	3,671,689
		TOTAL	6,544,605
		Gaming—2.3%
3,205,835		Boyd Gaming Corp., Term Loan - 1st Lien, Series B3, 2.352% (1-week USLIBOR +2.250%), 9/15/2023	3,184,452
3,333,081		Caesars Resort Collection, Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 12/23/2024	3,278,102
4,987,500		Caesars Resort Collection, Term Loan - 1st Lien, Series B1, 4.646% (1-month USLIBOR +4.500%), 7/21/2025	5,003,859
2,000,000		CCM Merger, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.750%), 11/4/2025	2,001,660
5,927,581		Golden Entertainment, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/21/2024	5,816,854
12,508,690		Mohegan Tribal Gaming Authority, Term Loan - 1st Lien, 6.375% (3-month USLIBOR +5.375%), 10/13/2023	12,048,121
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$ 2,634,352		Penn National Gaming, Inc., Term Loan - 1st Lien, 3.000% (1-month USLIBOR +2.250%), 10/15/2025	$2,607,363
2,723,060		Station Casinos LLC, Term Lien - 1st Lien, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	2,688,109
		TOTAL	36,628,520
		Health Care—12.3%
2,693,375		Acadia Healthcare Co., Inc., Term Loan - 1st Lien, Series B4, 2.646% (1-month USLIBOR +2.500%), 2/16/2023	2,690,022
10,000,000		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 10/2/2025	9,956,250
5,409,615		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 5.250% (3-month USLIBOR +4.250%), 3/14/2025	5,369,043
2,239,409		Avantor, Inc., Term Loan - 1st Lien, Series B3, 3.250% (1-month USLIBOR +2.250%), 11/21/2024	2,245,478
8,000,000		Avantor, Inc., Term Loan - 1st Lien, Series B4, 3.500% (1-month USLIBOR +2.500%), 11/8/2027	8,025,040
4,000,000		Azalea Topco, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 7/24/2026	4,007,500
2,902,500		Carestream Dental LLC, Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/1/2024	2,806,355
1,269,901		Carestream Health, Inc., Term Loan - 1st Lien, 7.750% (3-month USLIBOR +6.750%), 5/8/2023	1,252,440
7,325,509		Carestream Health, Inc., Term Loan - 2nd Lien, 5.500% (3-month USLIBOR +4.500%), 8/8/2023	5,494,132
5,293,832		CHG Healthcare Services, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 6/7/2023	5,273,159
4,000,000		Curium BidCo S.a r.l., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 10/28/2027	3,992,500
2,000,000		Curium BidCo S.a r.l., Term Loan - 2nd Lien, 4.488% (3-month USLIBOR +4.250%), 9/10/2028	2,005,000
6,818,757		Elanco Animal Health, Inc., Term Loan - 1st Lien, 1.904% (3-month USLIBOR +1.750%), 8/1/2027	6,768,333
13,750,461		Endo Luxembourg Finance, Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 4/29/2024	13,578,580
8,815,026		Enterprise Merger Sub, Inc., Term Loan - 1st Lien, 3.896% (1-month USLIBOR +3.750%), 10/10/2025	7,392,545
486,344		HCA, Inc., Term Loan - 1st Lien, Series B12, 1.896% (1-month USLIBOR +1.750%), 3/13/2025	486,908
1,192,422		HCA, Inc., Term Loan - 1st Lien, Series B13, 1.896% (1-month USLIBOR +1.750%), 3/18/2026	1,194,127
1,562,364		IMS Health, Inc., Term Loan - 1st Lien, Series B1, 1.896% (1-month USLIBOR +1.750%), 3/7/2024	1,557,091
967,500		IMS Health, Inc., Term Loan - 1st Lien, Series B2, 1.896% (1-month USLIBOR +1.750%), 1/17/2025	963,993
2,437,500		IMS Health, Inc., Term Loan - 1st Lien, Series B3, 2.003% (3-month USLIBOR +1.750%), 6/11/2025	2,425,824
3,872,425		MH Sub I LLC, Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 9/13/2024	3,831,048
7,474,969		MH Sub I LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 9/13/2024	7,474,969
6,000,000		MH Sub I LLC, Term Loan - 2nd Lien, 7.646% (1-month USLIBOR +7.500%), 9/15/2025	6,048,750
10,505,457		MPH Acquisition Holdings LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +2.750%), 6/7/2023	10,476,777
8,480,680		National Mentor Holdings, Inc., Term Loan - 1st Lien, 4.400% (1-month USLIBOR +4.250%), 3/9/2026	8,484,242
379,746		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series C, 4.400% (3-month USLIBOR +4.250%), 3/9/2026	388,263
1,995,000		Navicure, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 10/22/2026	1,997,494
7,588,188		Ortho-Clinical Diagnostics, Inc., Term Loan - 1st Lien, 3.397% (1-month USLIBOR +3.250%), 6/30/2025	7,490,490
8,346,145		Osteon Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	7,913,189
3,000,000		Packaging Coordinators Midco, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 11/30/2027	3,007,500
3,500,000		Pluto Acquisition I, Inc., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +5.000%), 6/22/2026	3,513,125
4,817,389		Precyse Acquisition Corp., Term Loan - 1st Lien, 5.500% (1-month USLIBOR +4.500%), 10/20/2022	4,797,806
8,479,967		Radnet Management, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +3.500%), 6/30/2023	8,478,907
6,345,456		RegionalCare Hospital Partners Holdings, Inc., Term Loan - 1st Lien, 3.896% (1-month USLIBOR +3.750%), 11/16/2025	6,341,109
5,738,683		Sotera Health Holdings, LLC., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +4.500%), 12/11/2026	5,768,581
10,654,652		Team Health Holdings, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	9,541,667
13,962		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.250% (2-month USLIBOR +3.250%), 8/30/2024	14,025
5,389,403		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 8/30/2024	5,427,482
1,000,000		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 8/30/2024	1,005,005
1,719,375		Vizient, Inc., Term Loan - 1st Lien, Series B6, 2.146% (1-month USLIBOR +2.000%), 5/6/2026	1,709,351
6,406,111		VVC Holding Corp., Term Loan - 1st Lien, 4.647% (1-month USLIBOR +4.500%), 2/11/2026	6,414,119
		TOTAL	197,608,219
		Independent Energy—0.5%
7,000,000		Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (1-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	7,651,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Industrial - Other—2.8%
$ 2,992,500		Alchemy Copyrights LLC., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.250%), 8/16/2027	$3,014,944
8,732,988		Altra Industrial Motion Corp., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 10/1/2025	8,743,904
1,950,000		EPV Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 3/8/2025	1,910,698
1,561,650		EPV Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.396% (1-month USLIBOR +7.250%), 3/8/2026	1,484,871
1,989,744		Excelitas Technologies, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 12/2/2024	1,978,959
4,000,000		Excelitas Technologies, Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.500%), 12/1/2025	4,016,260
7,373,180		Filtration Group Corp., Term Loan - 1st Lien, 3.146% (1-month USLIBOR +3.000%), 3/29/2025	7,318,324
4,987,500		Filtration Group Corp., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.750%), 3/29/2025	5,002,463
2,910,070		Greenrock Finance, Inc., Term Loan - 1st Lien, 3.753% (3-month USLIBOR +3.500%), 6/28/2024	2,854,895
1,922,798		Resideo Funding, Inc., Term Loan - 1st Lien, 2.510% (3-month USLIBOR +2.250%), 10/24/2025	1,905,973
6,982,500		Vertical U.S. Newco, Inc., Term Loan - 1st Lien, 4.570% (6-month USLIBOR +4.250%), 7/30/2027	7,044,819
		TOTAL	45,276,110
		Insurance - P&C—5.0%
3,989,975		Alera Group Intermediate Holdings, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +4.000%), 8/1/2025	3,960,050
996,731		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Term Loan - 1st Lien, Series B3, 4.250% (1-month USLIBOR +3.750%), 10/8/2027	999,228
13,808,030		AmWINS Group, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 1/25/2024	13,840,134
5,728,967		AssuredPartners, Inc., Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 2/12/2027	5,654,204
2,977,500		AssuredPartners, Inc., Term Loan - 1st Lien, 5.500% (1-month USLIBOR +4.500%), 2/12/2027	2,988,680
2,574,042		Asurion LLC, Term Loan - 1st Lien, 3.488% (3-month USLIBOR +3.250%), 12/23/2026	2,551,518
3,236,774		Asurion LLC, Term Loan - 1st Lien, Series B6, 3.146% (1-month USLIBOR +3.000%), 11/3/2023	3,209,116
4,860,001		Asurion LLC, Term Loan - 1st Lien, Series B7, 3.146% (1-month USLIBOR +3.000%), 11/3/2024	4,828,411
8,695,030		Asurion LLC, Term Loan - 2nd Lien, 6.646% (1-month USLIBOR +6.500%), 8/4/2025	8,779,807
6,805,391		Hub International Ltd., Term Loan - 1st Lien, 2.964% (3-month USLIBOR +2.750%), 4/25/2025	6,693,748
3,960,000		Hub International Ltd., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 4/25/2025	3,977,523
9,198,987		NFP Corp., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 2/15/2027	9,023,241
4,987,500		Ryan Specialty Group, Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.250%), 9/1/2027	4,987,500
5,385,574		USI, Inc./NY, Term Loan - 1st Lien, 3.253% (3-month USLIBOR +3.000%), 5/16/2024	5,317,689
2,475,000		USI, Inc./NY, Term Loan - 1st Lien, 4.253% (3-month USLIBOR +4.000%), 12/2/2026	2,475,520
		TOTAL	79,286,369
		Leisure—0.6%
2,930,151		AMC Entertainment Holdings, Inc., Term Loan - 1st Lien, 3.250% (3-month USLIBOR +2.000%), 4/22/2026	1,903,133
7,963,811		SeaWorld Entertainment, Inc., Term Loan - 1st Lien, Series B5, 3.750% (1-month USLIBOR +3.000%), 3/31/2024	7,762,565
		TOTAL	9,665,698
		Lodging—1.3%
7,436,913		Aimbridge Acquisition, Co., Term Loan - 1st Lien, 3.895% (1-month USLIBOR +3.750%), 2/2/2026	7,060,457
4,834,056		Four Seasons Hotels Ltd., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 11/30/2023	4,813,753
6,463,700		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, 5.500% (1-month USLIBOR +4.500%), 8/1/2026	6,520,257
2,881,591		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.896% (1-month USLIBOR +2.750%), 7/31/2024	2,850,369
		TOTAL	21,244,836
		Media Entertainment—5.4%
3,902,444		AVSC Holding Corp., Term Loan - 1st Lien, Series B1, 4.500% (3-month USLIBOR +3.500%), 3/3/2025	3,348,804
1,488,750		AVSC Holding Corp., Term Loan - 1st Lien, Series B2, 6.500% (3-month USLIBOR +5.500%), 10/15/2026	1,335,223
3,000,000		AVSC Holding Corp., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 9/1/2025	1,909,995
1,807,466		CBS Radio, Inc., Term Loan - 1st Lien, 2.648% (1-month USLIBOR +2.500%), 11/18/2024	1,771,317
5,954,874		Clear Channel Outdoor Holdings, Inc., Term Loan, 3.714% (3-month USLIBOR +3.500%), 8/21/2026	5,748,032
7,268,017		Comet Bidco Ltd., Term Loan - 1st Lien, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	6,559,385
8,275,740		Cumulus Media News Holdings, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +3.750%), 3/31/2026	8,175,787
2,468,750		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan - 1st Lien, 3.400% (1-month USLIBOR +3.250%), 8/24/2026	2,197,187
967,500		E.W. Scripps Co., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 10/2/2024	963,872
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$ 6,000,000		E.W. Scripps Co., Term Loan - 1st Lien, 3.238% (3-month USLIBOR +3.000%), 1/7/2028	$6,015,930
6,612,674		Emerald Expo Holdings, Inc., Term Loan - 1st Lien, 2.646% (1-month USLIBOR +2.500%), 5/22/2024	6,207,648
897,491		Entravision Communications Corp., Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 11/29/2024	879,542
11,954,962		iHeartCommunications, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 5/1/2026	11,999,794
6,392,329		NEP/NCP Holdco, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 10/20/2025	6,083,388
4,500,000		NEP/NCP Holdco, Inc., Term Loan - 2nd Lien, 7.146% (1-month USLIBOR +7.000%), 10/19/2026	3,901,500
528,024		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B3, 2.395% (1-month USLIBOR +2.250%), 1/17/2024	524,351
2,588,237		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B4, 2.904% (3-month USLIBOR +2.750%), 9/18/2026	2,576,603
960,175		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, Series B4, 2.145% (1-month USLIBOR +2.000%), 10/4/2023	958,571
995,000		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, Series B5, 4.750% (1-month USLIBOR +3.750%), 6/4/2025	1,004,119
526,866		Outfront Media Capital, LLC., Term Loan - 1st Lien, 1.901% (1-month USLIBOR +1.750%), 11/18/2026	519,160
3,293,231		Recorded Books, Inc., Term Loan - 1st Lien, 4.395% (1-month USLIBOR +4.250%), 8/29/2025	3,284,998
3,000,000		Recorded Books, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.250%), 8/29/2025	3,012,495
2,985,000		Terrier Media Buyer, Inc., Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 12/17/2026	2,985,000
3,455,050		Terrier Media Buyer, Inc., Term Loan, 4.396% (1-month USLIBOR +4.250%), 12/17/2026	3,466,400
1,855,239		WMG Acquisition Corp., Term Loan - 1st Lien, Series F, 2.271% (1-month USLIBOR +2.125%), 11/1/2023	1,858,420
		TOTAL	87,287,521
		Midstream—0.0%
2,116,743		Summit Midstream Holdings LLC, Term Loan - 1st Lien, 7.000% (3-month USLIBOR +6.000%), 5/13/2022	476,267
		Oil Field Services—0.1%
843,373		Championx Corp., Term Loan - 1st Lien, 2.687% (1-month USLIBOR +2.500%), 5/9/2025	835,817
		Packaging—2.6%
240,000		Anchor Glass Container Corp., Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 12/7/2023	186,000
166,667		Anchor Glass Container Corp., Term Loan - 2nd Lien, 8.750% (1-month USLIBOR +7.750%), 12/7/2024	67,604
961,334		Berry Plastics Corp., Term Loan - 1st Lien, Series X, 2.148% (1-month USLIBOR +2.000%), 1/19/2024	961,065
1,965,050		Berry Plastics Group, Inc., Term Loan - 1st Lien, Series Y, 2.148% (1-month USLIBOR +2.000%), 7/1/2026	1,958,674
7,590,774		Bway Corp., Term Loan - 1st Lien, 3.479% (3-month USLIBOR +3.250%), 4/3/2024	7,353,562
2,000,000		Charter Nex US, Inc., Term Loan - 1st Lien, 2.988% (3-month USLIBOR +2.750%), 5/16/2024	2,012,750
12,500,000		Charter Nex US, Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.250%), 12/1/2027	12,579,687
2,913,088		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 3.225% (3-month USLIBOR +3.000%), 6/29/2025	2,883,957
82,306		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 12/29/2023	82,049
1,178,214		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 12/29/2023	1,174,532
25,444		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 10/19/2023	25,404
1,894,556		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 10/19/2023	1,891,601
2,000,000		Fortress Merger Sub., Inc., Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 10/21/2024	1,987,500
3,000,000		Reynolds Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 3.396% (1-month USLIBOR +3.250%), 2/5/2026	2,982,750
5,303,572		Trident TPI Holdings, Inc., Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.000%), 10/17/2024	5,247,619
		TOTAL	41,394,754
		Pharmaceuticals—1.6%
6,360,341		Jaguar Holding Co. II, Term Loan - 1st Lien, 3.500% (1-month USLIBOR +2.500%), 8/18/2022	6,365,524
4,952,844	[2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, 5.500% (6-month USLIBOR +4.750%), 9/24/2024	4,675,510
4,268,136	[2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, 5.750% (3-month USLIBOR +5.000%), 2/24/2025	4,026,730
11,062,984		Parexel International Corp., Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 9/27/2024	10,897,039
		TOTAL	25,964,803
		Restaurant—0.7%
4,831,793		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, Series B4, 1.896% (1-month USLIBOR +1.750%), 11/19/2026	4,772,917
7,000,000		IRB Holding Corp., Term Loan - 1st Lien, 3.488% (3-month USLIBOR +3.250%), 12/15/2027	7,020,790
		TOTAL	11,793,707
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Retailers—1.1%
$ 10,000,000		Academy Ltd., Term Loan - 1st Lien, 5.750% (1-month USLIBOR +5.000%), 10/28/2027	$9,997,500
9,938,196		Talbots, Inc., Term Loan - 1st Lien, 7.253% (3-month USLIBOR +7.000%), 11/28/2022	7,536,482
		TOTAL	17,533,982
		Services—1.5%
7,416,187		Emerald TopCo, Inc., Term Loan - 1st Lien, 3.714% (3-month USLIBOR +3.500%), 7/24/2026	7,343,583
2,992,500		GT Polaris, Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 9/24/2027	3,008,585
3,152,239		Saber Merger Sub, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/29/2027	3,156,179
847,761		Service Logic Acquisition, Inc., Term Loan - 1st Lien, Series DD, 2.000% (3-month USLIBOR Unfunded +2.000%), 10/29/2027	848,821
6,806,574		USIC Holdings, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 12/8/2023	6,837,782
2,987,494		Western Institutional Review Board, Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 1/8/2027	2,999,324
		TOTAL	24,194,274
		Technology—17.9%
3,983,165		Aerial Merger Subsidiary, Inc., Term Loan - 2nd Lien, 9.000% (3-month USLIBOR +8.000%), 8/8/2025	3,557,484
4,897,369		Almonde, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/13/2024	4,809,633
1,912,286		Almonde, Inc., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.500%), 6/13/2024	1,878,027
4,500,000		Almonde, Inc., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 6/13/2025	4,530,532
5,845,925		Applied Systems, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 9/19/2024	5,852,239
7,927,063		Banff Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 10/2/2025	7,910,297
3,922,669		Barracuda Networks, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/12/2025	3,921,688
5,000,000		Barracuda Networks, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/30/2028	5,062,500
4,912,500		BCPE Rover Merger Sub, Inc., Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 11/28/2025	4,880,765
3,472,162		Cambium Learning Group, Inc., Term Loan - 1st Lien, 4.753% (3-month USLIBOR +4.500%), 12/18/2025	3,460,009
2,000,000		Cambium Learning Group, Inc., Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 12/18/2026	1,965,000
4,477,500		Cardtronics, Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 6/29/2027	4,490,552
7,324,297		CCC Information Services, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 4/29/2024	7,317,120
2,962,500		CommScope, Inc., Term Loan - 1st Lien, Series B2, 3.396% (1-month USLIBOR +3.250%), 4/6/2026	2,949,228
5,314,368		Diebold, Inc., Term Loan - 1st Lien, 2.937% (1-month USLIBOR +2.750%), 11/6/2023	5,216,929
6,961,231		Dun & Bradstreet Corp., Term Loan - 1st Lien, 3.898% (1-month USLIBOR +3.750%), 2/6/2026	6,977,660
3,711,308		Dynatrace LLC, Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 8/22/2025	3,685,217
4,987,500		Epicor Software Corp., Term Loan - 1st Lien, 5.250% (1-month USLIBOR +4.250%), 7/30/2027	5,026,203
3,877,835		Financial & Risk US Holdings Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 10/1/2025	3,877,040
3,980,000		Fiserv Investment Solutions, Inc., Term Loan - 1st Lien, 4.970% (3-month USLIBOR +4.750%), 2/18/2027	4,020,477
1,485,000		Gigamon, Inc., Term Loan - 1st Lien, 5.250% (3-month USLIBOR +4.250%), 12/27/2024	1,474,791
4,987,500		GlobalLogic Holdings, Inc., Term Loan - 1st Lien, Series B2, 4.500% (1-month USLIBOR +3.750%), 9/14/2027	4,981,266
3,980,000		Go Daddy Operating Co. LLC, Term Loan - 1st Lien, Series B3, 2.646% (1-month USLIBOR +2.500%), 8/10/2027	4,007,621
6,000,000		Greeneden U.S. Holdings II LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 12/1/2027	6,021,570
7,788,667		Hyland Software, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.250%), 7/1/2024	7,817,875
5,280,000		Hyland Software, Inc., Term Loan - 2nd Lien, 7.750% (1-month USLIBOR +7.000%), 7/7/2025	5,337,182
2,975,013		Informatica Corp., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 2/25/2027	2,956,196
2,750,000		Informatica LLC, Term Loan - 2nd Lien, 7.125%, 2/25/2025	2,807,063
4,685,548		Inovalon Holdings, Inc., Term Loan - 1st Lien, Series B1, 3.187% (1-month USLIBOR +3.000%), 4/2/2025	4,675,779
8,000,000		Ivanti Software, Inc., Term Loan - 1st Lien, 5.750% (1-month USLIBOR +4.750%), 12/1/2027	7,995,000
8,000,000		LogMeIn, Inc., Term Loan - 1st Lien, 4.902% (1-month USLIBOR +4.750%), 8/31/2027	7,990,040
1,000,000		Marcel Bidco LLC, Term Loan - 1st Lien, 4.238% (3-month USLIBOR +4.000%), 10/19/2027	1,003,750
10,000,000		Milano Acquisition Corp., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/1/2027	10,022,900
4,987,500		Mitchell International, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.250%), 11/29/2024	5,001,216
6,951,873		MLN US Holdco LLC, Term Loan - 1st Lien, 4.652% (1-month USLIBOR +4.500%), 11/30/2025	6,336,528
1,000,000		MLN US Holdco LLC, Term Loan - 2nd Lien, 8.902% (1-month USLIBOR +8.750%), 11/30/2026	531,375
2,960,025		NCR Corp., Term Loan, 2.650% (1-month USLIBOR +2.500%), 8/28/2026	2,924,268
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 4,376,555		NeuStar, Inc., Term Loan - 1st Lien, Series B4, 4.500% (3-month USLIBOR +3.500%), 8/8/2024	$4,253,486
1,980,000		Nexus Buyer LLC, Term Loan - 1st Lien, 3.901% (1-month USLIBOR +3.750%), 11/9/2026	1,969,694
1,370,547		ON Semiconductor Corp., Term Loan - 1st Lien, 2.145% (1-month USLIBOR +2.000%), 9/19/2026	1,375,117
2,328,902		Optiv Security, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.250%), 2/1/2024	2,144,057
2,000,000		Optiv Security, Inc., Term Loan - 2nd Lien, 8.250% (1-month USLIBOR +7.250%), 2/1/2025	1,681,670
6,484,848		Planview Parent, Inc., Term Loan - 1st Lien, 4.238% (3-month USLIBOR +4.000%), 12/18/2027	6,484,848
1,515,152		Planview Parent, Inc., Term Loan - 1st Lien, Series DD, 4.238% (3-month USLIBOR +4.000%), 12/18/2027	1,515,152
2,955,000		Project Alpha Intermediate Holding, Inc., Term Loan - 1st Lien, 4.480% (3-month USLIBOR +4.250%), 4/26/2024	2,947,612
5,184,994		Project Boost Purchaser, LLC, Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 6/1/2026	5,144,499
2,992,500		Project Boost Purchaser, LLC, Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.250%), 6/1/2026	2,998,739
3,915,075		Project Leopard Holdings, Inc., Term Loan - 1st Lien, 5.250% (3-month USLIBOR +4.250%), 7/7/2023	3,905,288
7,757,306		Rackspace Hosting, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 11/3/2023	7,758,276
1,918,036		RL Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 5/30/2025	1,889,860
2,000,000		RL Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.146% (1-month USLIBOR +7.000%), 5/29/2026	1,987,500
1,462,650		RP Crown Parent LLC, Term Loan - 1st Lien, Series B1, 4.000% (1-month USLIBOR +3.000%), 2/2/2026	1,464,025
5,000,000		RSA Security LLC, Term Loan - 1st Lien, 6.000% (2-month USLIBOR +5.000%), 9/1/2027	5,028,125
2,962,500		S2P Acquisition Borrower, Inc., Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 8/14/2026	2,962,500
1,085,087		Science Applications International Corp., Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 3/12/2027	1,086,443
1,960,000		Severin Acquisition LLC, Term Loan - 1st Lien, 3.403% (1-month USLIBOR +3.250%), 8/1/2025	1,941,135
1,500,000		Sophia LP, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/7/2027	1,507,230
5,985,000		Tech Data Corp., Term Loan - 1st Lien, 5.645% (1-month USLIBOR +5.500%), 6/30/2025	5,999,962
4,685,081		Tempo Acquisition LLC, Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.250%), 11/2/2026	4,663,131
7,506,007		Tibco Software, Inc., Term Loan - 1st Lien, Series B3, 3.900% (1-month USLIBOR +3.750%), 6/30/2026	7,386,362
5,000,000		Tibco Software, Inc., Term Loan - 2nd Lien, 7.400% (1-month USLIBOR +7.250%), 3/3/2028	5,066,650
3,571,470		Trans Union LLC, Term Loan - 1st Lien, Series B5, 1.896% (1-month USLIBOR +1.750%), 11/16/2026	3,563,292
2,453,788		Ultimate Software Group, Inc., Term Loan - 1st Lien, 3.896% (1-month USLIBOR +3.750%), 5/4/2026	2,455,960
4,987,500		Ultimate Software Group, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 5/4/2026	5,021,215
1,000,000		Ultimate Software Group, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 5/3/2027	1,031,250
6,982,500		Veritas U.S., Inc., Term Loan - 1st Lien, 6.500% (3-month USLIBOR +5.500%), 9/1/2025	6,972,899
7,453,725		VS Buyer, LLC, Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 2/28/2027	7,439,749
3,000,000		Weld North Education LLC, Term Loan - 1st Lien, 4.238% (3-month USLIBOR +4.000%), 12/15/2027	2,998,755
		TOTAL	285,917,501
		Transportation Services—0.8%
1,000,000		Delta Air Lines, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 10/20/2027	1,039,375
5,472,500		Delta Air Lines, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 4/29/2023	5,568,268
3,970,000		Genesee & Wyoming, Inc., Term Loan - 1st Lien, 2.253% (3-month USLIBOR +2.000%), 12/30/2026	3,967,519
2,977,500		Hercules Merger Sub LLC, Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 11/1/2026	2,978,438
		TOTAL	13,553,600
		Utility - Electric—0.8%
3,586,053		Calpine Construction Finance Co., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 1/15/2025	3,549,439
7,000,000		Calpine Corp., Term Loan - 1st Lien, Series B5, 2.650% (1-month USLIBOR +2.500%), 12/16/2027	6,963,250
1,357,544		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.897% (1-month USLIBOR +1.750%), 12/31/2025	1,354,714
328,272		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.902% (1-month USLIBOR +1.750%), 12/31/2025	327,588
		TOTAL	12,194,991
		Wireless Communications—0.7%
3,970,000		Iridium Satellite LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 11/4/2026	3,995,368
6,808,262		TITAN ACQUISITION CO. NEW, Term Loan - 1st Lien, 4.253% (3-month USLIBOR +4.000%), 5/1/2026	6,731,669
		TOTAL	10,727,037
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,210,052,861)	1,206,472,750
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—9.3%
	Aerospace/Defense—0.4%
$ 3,000,000	Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	$3,543,750
3,000,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,322,770
	TOTAL	6,866,520
	Building Materials—0.2%
3,500,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,624,688
	Consumer Cyclical Services—0.2%
3,625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,670,312
	Consumer Products—0.1%
1,100,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	1,183,694
	Diversified Manufacturing—0.3%
1,000,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,069,065
2,075,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,284,897
825,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	825,907
	TOTAL	4,179,869
	Finance Companies—0.2%
3,500,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	3,696,875
	Gaming—0.3%
1,200,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,258,500
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,052,541
2,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	2,167,950
	TOTAL	5,478,991
	Health Care—2.2%
900,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	968,333
425,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	445,906
3,675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	3,874,755
6,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	6,471,000
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	3,007,969
3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,659,454
1,025,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,042,937
7,000,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	7,516,110
3,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	2,936,250
2,750,000	Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	2,841,960
1,500,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,640,872
	TOTAL	34,405,546
	Independent Energy—1.0%
1,500,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	1,534,785
2,000,000	EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	2,280,290
3,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	3,199,500
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,593,756
5,000,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	5,232,500
	TOTAL	15,840,831
	Industrial - Other—0.3%
2,000,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	2,110,000
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,628,141
	TOTAL	4,738,141
	Leisure—0.7%
4,000,000	Live Nation Entertainment, Inc., Sec. Fac. Bond, 144A, 3.750%, 1/15/2028	4,051,600
5,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	5,599,000
1,250,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,285,162
	TOTAL	10,935,762
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—0.8%
$ 1,903,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	$1,948,929
2,000,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	2,039,620
3,000,000		iHeartCommunications, Inc., 6.375%, 5/1/2026	3,215,625
4,000,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	4,276,200
875,000		Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	918,991
		TOTAL	12,399,365
		Midstream—0.9%
4,000,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,937,500
3,375,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,493,395
3,000,000		Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	3,041,250
2,275,000		EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,493,969
1,275,000		Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	1,349,109
		TOTAL	14,315,223
		Packaging—0.2%
3,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,169,035
		Pharmaceuticals—0.2%
2,000,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 6.000%, 6/30/2028	1,702,000
2,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,172,620
		TOTAL	3,874,620
		Retailers—0.3%
4,000,000		Nordstrom, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2027	3,973,158
		Technology—0.5%
3,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,260,662
2,800,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	3,141,250
1,525,000		Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	1,613,756
350,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	390,212
		TOTAL	8,405,880
		Transportation Services—0.5%
3,000,000		Delta Air Lines, Inc. / SkyMiles IP Ltd., Sec. Fac. Bond, 144A, 4.750%, 10/20/2028	3,276,970
4,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,653,000
		TOTAL	7,929,970
		TOTAL CORPORATE BONDS (IDENTIFIED COST $140,582,355)	148,688,480
	[1]	ASSET-BACKED SECURITIES—2.4%
		Finance Companies—2.4%
2,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class A, 2.089% (3-month USLIBOR +1.850%), 7/20/2031	2,004,459
1,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class B1, 2.689% (3-month USLIBOR +2.450%), 7/20/2031	1,009,841
1,600,000		Ballyrock Ltd. 2020-14A, Class C, 3.838% (3-month USLIBOR +3.600%), 1/20/2034	1,600,970
2,000,000		Battalion CLO LTD 2020-18A, Class B, 2.534% (3-month USLIBOR +2.300%), 10/15/2032	2,001,153
3,750,000		GoldenTree Loan Management US 2020-7A, Class A, 2.118% (3-month USLIBOR +1.900%), 4/20/2031	3,758,083
750,000		GoldenTree Loan Management US 2020-7A, Class C, 3.768% (3-month USLIBOR +3.550%), 4/20/2031	757,011
1,000,000		Magnetite CLO Ltd 2020-28A, Class C, 2.566% (3-month USLIBOR +2.350%), 10/25/2031	1,003,147
700,000		Magnetite CLO Ltd 2020-28A, Class D, 3.716% (3-month USLIBOR +3.500%), 10/25/2031	702,687
1,250,000		Neuberger Berman CLO Ltd. 2020-38A, Class B, 1.929% (3-month USLIBOR +1.700%), 10/20/2032	1,252,334
1,500,000		Neuberger Berman CLO Ltd. 2020-38A, Class C, 2.579% (3-month USLIBOR +2.350%), 10/20/2032	1,504,685
1,250,000		Neuberger Berman CLO Ltd. 2020-39A, Class C, 2.488% (3-month USLIBOR +2.250%), 1/20/2032	1,251,239
1,000,000		Neuberger Berman CLO Ltd. 2020-39A, Class D, 3.838% (3-month USLIBOR +3.600%), 1/20/2032	1,000,991
4,000,000		OCP CLO Ltd. 2020-18A, Class A, 2.018% (3-month USLIBOR +1.800%), 4/20/2030	4,021,293
1,000,000		OCP CLO Ltd. 2020-18A, Class C, 3.138% (3-month USLIBOR +2.920%), 4/20/2030	1,008,578
2,750,000		OCP CLO Ltd. 2020-8RA, Class C, 3.988% (3-month USLIBOR +3.750%), 1/17/2032	2,751,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$ 600,000		Palmer Square Loan Funding Ltd 2020-3A, Class C, 4.148% (3-month USLIBOR +3.930%), 7/20/2028	$606,028
3,000,000		Parallel Ltd. 2020-1A, Class A1, 1.983% (3-month USLIBOR +1.825%), 7/20/2031	3,021,167
3,000,000		Parallel Ltd. 2020-1A, Class A2, 2.558% (3-month USLIBOR +2.400%), 7/20/2031	3,028,593
5,511,396		Stratus CLO, Ltd. 2020-1A, Class A, 2.198% (3-month USLIBOR +1.980%), 5/1/2028	5,510,992
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $37,558,782)	37,794,626
		COMMON STOCK—0.0%
		Consumer Cyclical Services—0.0%
46,202	[3]	Constellis Holdings LLC (IDENTIFIED COST $17,326)	75,101
		WARRANT—0.0%
		Health Care—0.0%
148	[3,4]	Carestream Health, Inc., Warrants (IDENTIFIED COST $0)	1
		EXCHANGE-TRADED FUNDS—5.1%
1,108,000		Invesco Senior Loan ETF	24,686,240
1,250,000		SPDR Blackstone/ GSO Senior LN ETF	57,062,500
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $79,725,722)	81,748,740
		INVESTMENT COMPANY—12.2%
195,470,299		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[5] (IDENTIFIED COST $195,525,481)	195,509,393
		TOTAL INVESTMENT IN SECURITIES—104.3% (IDENTIFIED COST $1,663,462,527)[6]	1,670,289,091
		OTHER ASSETS AND LIABILITIES - NET—(4.3)%[7]	(68,910,355)
		TOTAL NET ASSETS—100%	$1,601,378,736
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2020	$163,403,464
Purchases at Cost	$592,113,720
Proceeds from Sales	$(559,915,343)
Change in Unrealized Appreciation/Depreciation	$(96,599)
Net Realized Gain/(Loss)	$4,151
Value as of 12/31/2020	$195,509,393
Shares Held as of 12/31/2020	195,470,299
Dividend Income	$150,125

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Issuer in default.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,660,804,039.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,206,472,750	$—	$1,206,472,750
Corporate Bonds	—	148,688,480	—	148,688,480
Asset-Backed Securities	—	37,794,626	—	37,794,626
Warrant	—	—	1	1
Exchange-Traded Funds	81,748,740	—	—	81,748,740
Equity Security:
Common Stock
Domestic	75,101	—	—	75,101
Investment Company	195,509,393	—	—	195,509,393
TOTAL SECURITIES	$277,333,234	$1,392,955,856	$1	$1,670,289,091

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2020	Year Ended June 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.14	$9.83	$10.02	$10.12	$9.90	$10.12
Income From Investment Operations:
Net investment income (loss)	0.21	0.49	0.59	0.53	0.49	0.49
Net realized and unrealized gain (loss)	0.43	(0.69)	(0.20)	(0.10)	0.22	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	0.64	(0.20)	0.39	0.43	0.71	0.27
Less Distributions:
Distributions from net investment income	(0.20)	(0.49)	(0.58)	(0.53)	(0.49)	(0.49)
Net Asset Value, End of Period	$9.58	$9.14	$9.83	$10.02	$10.12	$9.90
Total Return[1]	7.01%	(2.15)%	4.02%	4.32%	7.31%	2.76%
Ratios to Average Net Assets:
Net expenses[2]	0.05%[3]	0.06%	0.06%	0.05%	0.08%	0.09%
Net investment income	4.48%[3]	5.22%	5.98%	5.27%	4.90%	5.02%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	0.00%[5]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,601,379	$1,148,240	$1,043,884	$927,849	$793,870	$589,045
Portfolio turnover	21%	43%	38%	31%	39%	41%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesDecember 31, 2020 (unaudited)

Assets:
Investment in securities, at value including $195,509,393 of investment in affiliated holdings* (identified cost $1,663,462,527)	$1,670,289,091
Cash	10,698,202
Income receivable	8,011,705
Income receivable from affiliated holdings	41,471
Receivable for investments sold	8,332,187
Total Assets	1,697,372,656
Liabilities:
Payable for investments purchased	93,746,659
Income distribution payable	2,057,105
Accrued expenses (Note 5)	190,156
Total Liabilities	95,993,920
Net assets for 167,243,226 shares outstanding	$1,601,378,736
Net Assets Consist of:
Paid-in capital	$1,668,237,130
Total distributable earnings (loss)	(66,858,394)
Total Net Assets	$1,601,378,736
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,601,378,736 ÷ 167,243,226 shares outstanding, no par value, unlimited shares authorized	$9.58

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended December 31, 2020 (unaudited)

Investment Income:
Interest	$28,728,698
Dividends (including $150,125 received from affiliated holdings*)	1,509,752
TOTAL INCOME	30,238,450
Expenses:
Administrative fee (Note 5)	1,041
Custodian fees	21,106
Transfer agent fees	37,755
Directors’/Trustees’ fees (Note 5)	3,128
Auditing fees	18,501
Legal fees	5,016
Portfolio accounting fees	196,836
Share registration costs	195
Printing and postage	8,309
Miscellaneous (Note 5)	12,584
TOTAL EXPENSES	304,471
Net investment income	29,933,979
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $4,151 on sales of investments in affiliated holdings*)	2,263,994
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(96,599) on investments in affiliated holdings*)	57,954,883
Net realized and unrealized gain (loss) on investments	60,218,877
Change in net assets resulting from operations	$90,152,856

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2020	Year Ended 6/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$29,933,979	$56,589,834
Net realized gain (loss)	2,263,994	(66,522,789)
Net change in unrealized appreciation/depreciation	57,954,883	(29,198,230)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	90,152,856	(39,131,185)
Distributions to Shareholders	(27,813,879)	(55,191,113)
Share Transactions:
Proceeds from sale of shares	626,877,160	589,153,851
Net asset value of shares issued to shareholders in payment of distributions declared	18,118,050	21,483,001
Cost of shares redeemed	(254,195,000)	(411,958,657)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	390,800,210	198,678,195
Change in net assets	453,139,187	104,355,897
Net Assets:
Beginning of period	1,148,239,549	1,043,883,652
End of period	$1,601,378,736	$1,148,239,549
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to April 24, 2020, the name of the Trust was Federated Core Trust. Prior to August 28, 2020, the name of the Fund was Federated Bank Loan Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon
Semi-Annual Shareholder Report

demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2020	Year Ended 6/30/2020
Shares sold	66,714,459	62,467,458
Shares issued to shareholders in payment of distributions declared	1,921,837	2,271,073
Shares redeemed	(27,040,007)	(45,244,765)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	41,596,289	19,493,766
4. FEDERAL TAX INFORMATION
At December 31, 2020, the cost of investments for federal tax purposes was $1,660,804,039. The net unrealized appreciation of investments for federal tax purposes was $9,485,052. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,928,388 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,443,336.
As of June 30, 2020, the Fund had a capital loss carryforward of $75,939,097 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,676,626	$61,262,471	$75,939,097
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2020, were as follows:
Purchases	$610,112,514
Sales	$252,191,160
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the six months ended December 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the six months ended December 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,070.10	$0.26
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.95	$0.26

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Bank Loan Core Fund (the “Fund”)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser or its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated
Semi-Annual Shareholder Report

Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Semi-Annual Shareholder Report

Fund Investment Performance
For the periods ended December 31, 2019, the Fund outperformed its benchmark index for the one-year and five-year periods, and the Fund underperformed its benchmark index the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. However, the Board considered the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Hermes and research services received by the Adviser from brokers that execute trades for other Federated Hermes Funds.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report

The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the Trust) has adopted and implemented a liquidity risk management program (the “Program”) for Bank Loan Core Fund (the “Fund” and collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (“Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund established an HLIM during the Period, information regarding the methodology in determining the HLIM and whether the HLIM continues to be appropriate, including whether the Fund has invested below its HLIM and the operation of the procedures for monitoring this limit and for responding to any shortfall, and the fact that based on this review the Administrator did not recommend any changes to the HLIM; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450803 (2/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date February 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2021